Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 1,892,698	$ 1,678,156
Receivables, net of allowance (Note 5)	37,960	123,617
Deferred financing costs (Note 3)		174,813
Prepaids and other assets	567,522	377,926
Total current assets	2,498,180	2,354,512
Restricted deposit (Note 6)	8,922	9,068
Deposits	100,000	100,000
Property and equipment, net (Note 7)	268,642	326,945
Goodwill	6,580,660	6,580,660
Intangible assets (Note 10)	9,387,325	9,172,507
Total Assets	18,843,729	18,543,692
Current liabilities
Accounts payable and accrued liabilities (Note 11 and Note 14)	505,662	832,399
Deferred revenue	83,653	193,504
Notes payable - Related Party (Note 12)	2,085,381	2,107,668
Lease liability (Note 19)	252,096	239,323
Total current liabilities	2,926,792	3,372,894
Non-current liabilities
Lease liability (Note 19)		128,560
Warrant liability (Note 13)	6	361,055
Notes payable - Related Party (Note 12)	635,262	678,515
Total liabilities	3,562,060	4,541,024
Equity (Deficit)
Common shares	117,809,033	110,226,715
Commitment to issue shares (Note 13)	2,283,543	2,703,326
Class “A” shares	28,247	28,247
Reserves (Note 13)	11,545,616	10,661,294
Deficit	(110,880,600)	(100,995,334)
Equity (Deficit) total	20,785,839	22,624,249
Non-controlling interest (Note 8)	(5,504,170)	(8,621,581)
Total Equity	15,281,669	14,002,668
Total Liabilities and Equity	$ 18,843,729	$ 18,543,692